Concessions payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Concessions payable
19	Concessions payable

	December 31, 2017			December 31, 2016
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul	36,136	29,414	65,550	73,707
Rumo Malha Paulista	28,726	19,413	48,139	52,979

	64,862	48,827	113,689	126,686
Court Discussion
Rumo Malha Paulista	1,415,664	119,806	1,535,470	1,345,722
Rumo Malha Oeste	1,208,891	75,284	1,284,175	1,135,398

	2,624,555	195,090	2,819,645	2,481,120

Total	2,689,417	243,917	2,933,334	2,607,806

Current			27,413	27,662

Non-current			2,905,921	2,580,144

Court Discussion

The Company is challenging in court the economic and financial unbalance of certain leases and concession contracts.

In April 2004, Rumo Malha Paulista filed an interlocutory injunction and subsequently Declaratory Action before the 21st Federal Court of Rio de Janeiro questioning the economic and financial unbalance of the Lease and Concession Agreements, due to the high disbursement incurred by the Company for the payment of labor judicial proceedings and other expenses involved, which are the responsibility of Rede Ferroviária Federal S.A., as provided in the bidding documents.

Rumo Malha Paulista required an injunction to suspend payment of installments due of the concession and lease agreements and to offset the credit balance resulting from labor amounts paid by Rumo with the amount charged by the Union. In April 2005, the injunction was granted, suspending the enforceability of installments for 90 days by determining the completion of expertise. In July 2005, the suspension was extended for another 90 days. In September 2005, the injunction was overturned by the Federal Court of Rio de Janeiro. In January 2006, the suspension of payment of installments was granted, by means of judicial deposit. The amount related to the lease payment was deposited in court until October 2007, when the Company obtained a court order to replace the judicial deposits with a bank guarantee. In October 2015, a decision was handed down that partially upheld the action recognizing the occurrence of economic and financial balance of the agreements, allowing the Company to perform the part of compensation of the amounts claimed in the match against presented debt. Nevertheless, the Company believes that all amounts discussed shall be offset against payables based on clauses 7 and 10 of the bidding documents.

Management, supported by the opinion of its legal counsel, assesses the chances of success as probable, but the financial liability remains recognized as it is a contractual obligation not yet discharged and still depend on offsetting with the Company’s reimbursement rights.

Rumo Malha Oeste also claiming the reestablishment of the economic-financial balance, lost by the cancellation of transportation contracts at the time of privatization, change in the regulatory environment and conditions set forth in the Privatization Tender—additionally, the growth forecasts that defined the value of the business did not materialize. The lawsuit is filed with the 16th Federal Court of Rio de Janeiro. To proceed with the legal discussion, the Company offered government securities (Treasury Bills—LFT) as an execution guarantee. In March 2008, the Company was authorized to replace the guarantee by a bank guarantee and in May 2008, the Company redeemed the treasury bills. In December 2014, a decision was handed down that upheld the action recognizing the occurrence of economic and financial balance of the contracts, with the amounts involved and certain related aspects still to be determined. In December 2015, the replacements of guarantee letters presented by Rumo were replaced with an insurance policy.

Management, supported by the opinion of its legal counsel, assesses the chances of success as probable, but the financial liability remains recognized as it is a contractual obligation not yet discharged and must still be offset against the company’s right to be reimbursed.

Judicial deposits at December 31, 2017 concerning the above claims totaled:

	December 31, 2017	December 31, 2016
Rumo Paulista	119,806	118,820
Rumo Oeste	20,690	19,464

	140,496	138,284

The judicial deposits are recorded in the “regulatory” group, as described in note 24.